PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)

Voya Index Plus MidCap Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.9%
Communication Services : 1.0%
13,778  Iridium
Communications, Inc.
$ 382,202
0.0
67,730  New York Times Co.
- Class A
5,671,033
0.8
12,308
(1)
Roku, Inc.
1,164,583
0.2
7,217,818
1.0
Consumer Discretionary : 11.2%
13,573
(1)
Abercrombie & Fitch
Co. - Class A
1,240,165
0.2
282,784
ADT, Inc.
1,857,891
0.2
38,031
Aramark
1,541,777
0.2
109,409  Bath & Body Works,
Inc.
2,042,666
0.3
90,183
BorgWarner, Inc.
4,893,330
0.7
30,135
Brunswick Corp.
2,192,623
0.3
3,780
(1)
Burlington Stores, Inc.
1,229,936
0.2
25,065
(1)
CarMax, Inc.
1,042,203
0.1
42,651
Carnival Corp.
1,103,808
0.1
41,424
(1)
Chewy, Inc. - Class A
1,118,448
0.1
10,567
(1)
Deckers Outdoor Corp.
1,057,651
0.1
1,117
Domino's Pizza, Inc.
400,768
0.1
26,928
(1)
DraftKings, Inc. - Class
A
582,183
0.1
3,822
(1)
Duolingo, Inc.
376,735
0.0
8,039
(1)
Dutch Bros, Inc.
- Class A
407,256
0.1
6,821
Expedia Group, Inc.
1,574,901
0.2
23,111
(1)
Five Below, Inc.
5,280,401
0.7
91,591
(1)(2)
GameStop Corp.
- Class A
2,110,257
0.3
112,940
Gap, Inc.
2,733,148
0.4
101,314
Gentex Corp.
2,213,711
0.3
3,420  Graham Holdings Co.
- Class B
3,615,829
0.5
22,422
(1)
Grand Canyon
Education, Inc.
3,812,413
0.5
51,765
H&R Block, Inc.
1,643,021
0.2
54,229
(1)
Hilton Grand
Vacations, Inc.
2,121,438
0.3
23,347  Las Vegas Sands
Corp.
1,257,936
0.2
25,777
Lear Corp.
3,121,079
0.4
13,828
Lithia Motors, Inc.
3,453,128
0.5
100,896
Macy's, Inc.
1,825,209
0.2
37,948
(1)
Mattel, Inc.
551,384
0.1
3,805
(1)
Mohawk Industries,
Inc.
374,640
0.0
20,051
(1)
On Holding AG - Class
A
682,135
0.1
5,648
(1)
Planet Fitness, Inc.
- Class A
420,098
0.1
39,908
PVH Corp.
2,783,982
0.4
8,364
Ralph Lauren Corp.
2,877,132
0.4
1,701
Ross Stores, Inc.
368,488
0.0
5,298  Tempur Sealy
International, Inc.
391,628
0.1
12,838
Toll Brothers, Inc.
1,752,002
0.2
14,025
(1)
TopBuild Corp.
4,926,983
0.7
62,695
Travel + Leisure Co.
4,337,867
0.6
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
703
(1)
Ulta Beauty, Inc.
$ 367,465
0.0
99,914
VF Corp.
1,697,539
0.2
19,619
(1)
Viking Holdings Ltd.
1,441,604
0.2
29,742
Visteon Corp.
2,709,794
0.4
5,552
Wingstop, Inc.
860,393
0.1
7,444
Wynn Resorts Ltd.
755,938
0.1
83,148,983
11.2
Consumer Staples : 4.4%
88,677
(1)
BellRing Brands, Inc.
1,426,813
0.2
6,657
(1)
Boston Beer Co., Inc.
- Class A
1,533,773
0.2
2,841  Casey's General
Stores, Inc.
2,067,850
0.3
41,899
(1)
Celsius Holdings, Inc.
1,486,577
0.2
19,665  Coca-Cola
Consolidated, Inc.
3,770,567
0.5
49,644
(1)
Darling Ingredients,
Inc.
3,070,481
0.4
11,328
Ingredion, Inc.
1,276,212
0.2
13,939  Lancaster Colony
Corp.
1,928,182
0.3
81,425
(1)
Maplebear, Inc.
3,050,180
0.4
21,330
(1)
Performance Food
Group Co.
1,827,128
0.2
9,904
(1)
Post Holdings, Inc.
979,109
0.1
25,343
(1)
Sprouts Farmers
Market, Inc.
1,954,706
0.3
89,041
(1)
US Foods Holding
Corp.
8,210,471
1.1
32,582,049
4.4
Energy : 5.1%
129,454
(1)
Antero Resources
Corp.
5,494,028
0.7
16,371  Chesapeake Energy
Corp.
1,797,208
0.2
26,134
Chord Energy Corp.
3,715,732
0.5
47,109
Devon Energy Corp.
2,370,525
0.3
7,061
EQT Corp.
449,362
0.1
56,003
HF Sinclair Corp.
3,494,027
0.5
124,422
NOV, Inc.
2,340,378
0.3
6,364
Ovintiv, Inc.
377,767
0.1
47,994  PBF Energy, Inc.
- Class A
2,285,474
0.3
37,770  Permian Resources
Corp. - Class A
805,256
0.1
120,579  Range Resources
Corp.
5,447,759
0.7
100,890
TechnipFMC PLC
6,974,526
0.9
4,485
Valero Energy Corp.
1,108,154
0.2
14,596  Weatherford
International PLC
1,380,490
0.2
38,040,686
5.1
Financials : 14.1%
6,495  Affiliated Managers
Group, Inc.
1,797,166
0.2
2,776
Allstate Corp.
575,576
0.1
33,299
Ally Financial, Inc.
1,306,320
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Index Plus MidCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
4,648  Ameriprise Financial,
Inc.
$ 2,065,571
0.3
16,232  Annaly Capital
Management, Inc.
343,307
0.0
4,361
Assurant, Inc.
949,869
0.1
23,860  Axis Capital Holdings
Ltd.
2,419,643
0.3
6,966  Bank of New York
Mellon Corp.
826,377
0.1
11,170
(1)
Block, Inc.
672,211
0.1
85,700
(2)
Blue Owl Capital, Inc.
782,441
0.1
5,562  Cboe Global Markets,
Inc.
1,563,311
0.2
94,593  Commerce
Bancshares, Inc.
4,653,976
0.6
17,084  Cullen/Frost Bankers,
Inc.
2,341,875
0.3
28,854  East West Bancorp,
Inc.
3,080,453
0.4
76,480  Equitable Holdings,
Inc.
2,838,173
0.4
26,729
(1)
Euronet Worldwide,
Inc.
1,774,004
0.2
14,175  Evercore, Inc. - Class
A
4,231,379
0.6
100,677
F.N.B. Corp.
1,683,319
0.2
51,611  First American
Financial Corp.
3,111,627
0.4
38,049
Glacier Bancorp, Inc.
1,699,649
0.2
12,280
Globe Life, Inc.
1,709,008
0.2
68,275  Hancock Whitney
Corp.
4,341,607
0.6
22,207  Hanover Insurance
Group, Inc.
3,849,583
0.5
20,009  Hartford Financial
Services Group, Inc.
2,705,817
0.4
5,379  Interactive Brokers
Group, Inc. - Class A
360,770
0.0
6,558  International
Bancshares Corp.
441,288
0.1
36,176  Jefferies Financial
Group, Inc.
1,492,983
0.2
13,728
Kemper Corp.
419,528
0.1
125,639
KeyCorp
2,519,062
0.3
15,491
Lazard, Inc.
658,058
0.1
8,628
Morningstar, Inc.
1,458,563
0.2
1,280
MSCI, Inc.
689,933
0.1
7,960
Northern Trust Corp.
1,110,977
0.1
26,200  OneMain Holdings,
Inc.
1,401,438
0.2
4,322  Pinnacle Financial
Partners, Inc.
372,297
0.1
26,593
Popular, Inc.
3,567,983
0.5
10,385
Primerica, Inc.
2,601,235
0.4
50,822  Prosperity Bancshares,
Inc.
3,414,222
0.5
12,020  RenaissanceRe
Holdings Ltd.
3,572,705
0.5
83,743
Rithm Capital Corp.
793,884
0.1
143,481
SLM Corp.
3,071,928
0.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
25,533
Stifel Financial Corp.
$ 1,887,399
0.3
39,658
Synchrony Financial
2,697,537
0.4
42,381
(1)
Toast, Inc. - Class A
1,123,520
0.2
13,423  Tradeweb Markets,
Inc. - Class A
1,579,350
0.2
73,272
Unum Group
5,351,054
0.7
262,735  Valley National
Bancorp
3,226,386
0.4
35,849  Webster Financial
Corp.
2,488,638
0.3
31,330  Western Alliance
Bancorp
2,219,730
0.3
89,512
Zions Bancorp NA
5,157,681
0.7
105,000,411
14.1
Health Care : 8.8%
6,269  Agilent Technologies,
Inc.
714,541
0.1
2,924
(1)
Alnylam
Pharmaceuticals, Inc.
967,464
0.1
29,128
(1)
Arrowhead
Pharmaceuticals, Inc.
1,826,326
0.2
58,601
(1)
BioMarin
Pharmaceutical, Inc.
3,310,370
0.4
11,698
Cardinal Health, Inc.
2,471,904
0.3
10,551
(1)
Centene Corp.
345,440
0.0
91,925
(1)
Doximity, Inc. - Class A
2,141,853
0.3
64,459
(1)
Elanco Animal Health,
Inc.
1,542,504
0.2
104,743
(1)
Exelixis, Inc.
4,492,427
0.6
20,064
(1)
Globus Medical, Inc.
- Class A
1,728,714
0.2
7,063
(1)
Haemonetics Corp.
398,071
0.1
17,223
(1)
Halozyme
Therapeutics, Inc.
1,113,122
0.2
15,580
(1)
HealthEquity, Inc.
1,302,021
0.2
2,105
Humana, Inc.
364,986
0.1
39,236
(1)
Illumina, Inc.
4,836,229
0.7
16,513
(1)
Incyte Corp.
1,554,204
0.2
9,040
(1)
Inspire Medical
Systems, Inc.
466,283
0.1
4,725
(1)
Insulet Corp.
991,494
0.1
7,800
(1)
IQVIA Holdings, Inc.
1,330,212
0.2
28,037
(1)
Jazz Pharmaceuticals
PLC
5,300,395
0.7
28,731
(1)
Lantheus Holdings,
Inc.
2,179,246
0.3
49,696
(1)
LivaNova PLC
3,158,678
0.4
5,928
(1)
Medpace Holdings,
Inc.
2,846,566
0.4
7,693
(1)
Natera, Inc.
1,538,523
0.2
37,702
(1)
Neurocrine
Biosciences, Inc.
4,966,861
0.7
8,825
(1)
Penumbra, Inc.
2,897,865
0.4
23,466
(1)
Tenet Healthcare Corp.
4,428,269
0.6
8,087
(1)
United Therapeutics
Corp.
4,795,429
0.6
5,616
(1)
Veeva Systems, Inc.
- Class A
986,507
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Index Plus MidCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
39,373
Viatris, Inc.
$ 531,929
0.1
65,528,433
8.8
Industrials : 25.1%
16,338
Acuity Brands, Inc.
4,578,234
0.6
51,426
AECOM
4,361,953
0.6
1,754
(1)
AeroVironment, Inc.
321,070
0.0
3,465
AGCO Corp.
401,490
0.1
3,973  Allison Transmission
Holdings, Inc.
465,079
0.1
33,521
(1)
American Airlines
Group, Inc.
360,016
0.0
75,254
(1)
API Group Corp.
3,049,292
0.4
21,620  Applied Industrial
Technologies, Inc.
5,736,218
0.8
37,430
(1)
ATI, Inc.
5,444,568
0.7
3,441  BWX Technologies,
Inc.
703,650
0.1
1,835
(1)
CACI International, Inc.
- Class A
998,001
0.1
9,930
Carlisle Cos., Inc.
3,312,847
0.4
6,841  Carpenter Technology
Corp.
2,696,380
0.4
9,836
(1)
Chart Industries, Inc.
2,033,593
0.3
269,007
(1)
Clarivate PLC
680,588
0.1
1,267
(1)
Clean Harbors, Inc.
363,287
0.0
340,875
CNH Industrial NV
3,749,625
0.5
21,400
Concentrix Corp.
585,504
0.1
86,653
(1)
Core & Main, Inc.
- Class A
4,280,658
0.6
13,088
Curtiss-Wright Corp.
8,914,499
1.2
33,859
Delta Air Lines, Inc.
2,250,946
0.3
45,910
Donaldson Co., Inc.
3,896,382
0.5
2,862
EMCOR Group, Inc.
2,113,043
0.3
16,293
EnerSys
2,830,420
0.4
92,721
(1)
ExlService Holdings,
Inc.
2,823,354
0.4
70,162
Flowserve Corp.
5,157,609
0.7
34,905
(1)
Fluor Corp.
1,628,318
0.2
56,174
Fortive Corp.
3,105,299
0.4
41,448
(1)
Gates Industrial Corp.
PLC
937,139
0.1
55,732
Genpact Ltd.
2,076,017
0.3
42,892
Graco, Inc.
3,630,808
0.5
47,854
Hexcel Corp.
3,872,824
0.5
33,345
Ingersoll Rand, Inc.
2,671,601
0.4
29,457
ITT, Inc.
5,612,442
0.8
34,509
(1)
Kirby Corp.
4,585,556
0.6
16,026
(1)
Kratos Defense &
Security Solutions, Inc.
1,129,993
0.2
13,335
Leidos Holdings, Inc.
2,073,859
0.3
84,913
(1)(2)
Lyft, Inc. - Class A
1,129,343
0.1
1,365
(1)
MasTec, Inc.
439,175
0.1
5,280
Moog, Inc. - Class A
1,545,139
0.2
17,020
MSA Safety, Inc.
2,790,429
0.4
45,802
(1)
Nextracker, Inc. - Class
A
5,521,431
0.7
59,028
nVent Electric PLC
6,981,832
0.9
26,879
Oshkosh Corp.
3,956,858
0.5
7,875
Owens Corning
852,232
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
37,723
(1)
Parsons Corp.
$ 2,043,455
0.3
3,322
Paycom Software, Inc.
403,756
0.1
10,465
(1)
Paylocity Holding
Corp.
1,130,639
0.2
6,496
RB Global, Inc.
622,642
0.1
754
(1)
RBC Bearings, Inc.
409,512
0.1
24,416
Regal Rexnord Corp.
4,572,140
0.6
24,541
Ryder System, Inc.
5,023,788
0.7
7,432
(1)
Saia, Inc.
2,610,713
0.3
65,911  Schneider National,
Inc. - Class B
1,737,414
0.2
57,060  Sensata Technologies
Holding PLC
2,009,653
0.3
18,594
(1)
SPX Technologies, Inc.
3,717,684
0.5
4,429  SS&C Technologies
Holdings, Inc.
299,268
0.0
7,169
(1)
Sterling Infrastructure,
Inc.
2,919,719
0.4
27,523
Terex Corp.
1,626,609
0.2
11,394
Tetra Tech, Inc.
343,187
0.0
7,802
Textron, Inc.
683,143
0.1
30,166
Timken Co.
3,033,795
0.4
33,119
TransUnion
2,291,504
0.3
15,360
(1)(2)
U-Haul Holding Co.
733,901
0.1
42,809  UL Solutions, Inc.
- Class A
3,669,159
0.5
21,785
(1)
United Airlines
Holdings, Inc.
2,005,745
0.3
3,690
Veralto Corp.
326,270
0.0
5,842  Vertiv Holdings Co.
- Class A
1,463,888
0.2
8,779
(1)
Vicor Corp.
1,413,419
0.2
18,019  Watts Water
Technologies, Inc.
- Class A
5,230,736
0.7
17,513  WESCO International,
Inc.
4,791,907
0.6
10,054
Woodward, Inc.
3,598,528
0.5
9,089
(1)
XPO, Inc.
1,768,265
0.2
187,129,040
25.1
Information Technology : 11.9%
3,917  Advanced Energy
Industries, Inc.
1,264,055
0.2
8,074
Amkor Technology, Inc.
363,572
0.0
19,664
(1)
Arrow Electronics, Inc.
2,820,014
0.4
2,964
(1)
Astera Labs, Inc.
324,854
0.0
68,922
Avnet, Inc.
4,246,974
0.6
35,880
(1)
BILL Holdings, Inc.
1,374,204
0.2
988
(1)
Ciena Corp.
383,571
0.0
29,805
(1)
Cirrus Logic, Inc.
4,310,399
0.6
5,023
(1)
CommVault Systems,
Inc.
391,241
0.1
6,064
(1)
Credo Technology
Group Holding Ltd.
569,228
0.1
3,630
(1)
Datadog, Inc. - Class A
428,522
0.1
70,311
(1)
DocuSign, Inc.
3,333,445
0.4
104,350
(1)
DXC Technology Co.
1,311,680
0.2
101,345
(1)
Dynatrace, Inc.
3,747,738
0.5
10,261
(1)
Elastic NV
512,947
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Index Plus MidCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
22,048
Entegris, Inc.
$ 2,584,908
0.3
5,049
(1)
F5, Inc.
1,460,827
0.2
8,864
(1)
Fabrinet
4,622,753
0.6
96,971
(1)
Flex Ltd.
6,347,722
0.9
4,215
(1)
GoDaddy, Inc. - Class
A
348,454
0.0
9,282
(1)
Guidewire Software,
Inc.
1,388,216
0.2
47,124  Hewlett Packard
Enterprise Co.
1,122,022
0.1
4,640
(1)
HubSpot, Inc.
1,132,624
0.2
9,407
(1)
Keysight Technologies,
Inc.
2,656,255
0.4
106,738
(1)
Kyndryl Holdings, Inc.
1,400,403
0.2
13,646
(1)
Lattice Semiconductor
Corp.
1,265,803
0.2
4,761
(1)
MACOM Technology
Solutions Holdings,
Inc.
1,057,275
0.1
11,096
(1)
Manhattan Associates,
Inc.
1,477,100
0.2
12,799
MKS Instruments, Inc.
2,941,338
0.4
24,445
NetApp, Inc.
2,502,924
0.3
99,210
(1)
Nutanix, Inc. - Class A
3,770,972
0.5
13,167
(1)
Okta, Inc.
1,036,375
0.1
12,759
(1)
Onto Innovation, Inc.
2,616,488
0.3
18,052
Pegasystems, Inc.
768,293
0.1
7,779
(1)
Procore Technologies,
Inc.
443,403
0.1
110,451
(1)
Pure Storage, Inc.
- Class A
6,521,027
0.9
14,343
(1)
Qualys, Inc.
1,260,033
0.2
48,581
(1)
Rambus, Inc.
4,179,423
0.6
30,315  RingCentral, Inc.
- Class A
1,127,415
0.1
12,458
(1)
Samsara, Inc. - Class
A
394,794
0.1
856
(1)
Sandisk Corp.
543,851
0.1
24,829
(1)
SentinelOne, Inc.
- Class A
319,798
0.0
2,420
(1)
Silicon Laboratories,
Inc.
503,723
0.1
1,047
(1)
SiTime Corp.
361,581
0.0
8,378
TD SYNNEX Corp.
1,413,452
0.2
8,890
(1)
TTM Technologies, Inc.
866,064
0.1
31,403
(1)
Twilio, Inc. - Class A
3,951,125
0.5
57,143
(1)(2)
UiPath, Inc. - Class A
634,287
0.1
88,403,172
11.9
Materials : 5.1%
54,768
Alcoa Corp.
3,632,761
0.5
32,649
AptarGroup, Inc.
4,114,427
0.6
24,633
Avient Corp.
894,178
0.1
47,486
(1)
Axalta Coating
Systems Ltd.
1,315,362
0.2
66,398  Commercial Metals
Co.
4,078,829
0.5
10,746
Crown Holdings, Inc.
1,077,286
0.1
35,525  DuPont de Nemours,
Inc.
1,627,045
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
74,510
Element Solutions, Inc.
$ 2,543,771
0.3
140,177
Hecla Mining Co.
2,611,498
0.3
14,988
(1)(2)
MP Materials Corp.
723,321
0.1
3,601
NewMarket Corp.
2,308,061
0.3
3,227  Reliance Steel &
Aluminum Co.
980,750
0.1
17,965
Royal Gold, Inc.
4,571,913
0.6
41,534
RPM International, Inc.
4,128,480
0.6
10,413
Smurfit WestRock PLC
414,958
0.1
17,986  Solstice Advanced
Materials, Inc.
1,369,814
0.2
35,067
Sonoco Products Co.
1,896,774
0.3
38,289,228
5.1
Real Estate : 7.5%
37,324
Agree Realty Corp.
2,813,483
0.4
65,140
(2)
American Healthcare
REIT, Inc.
3,072,002
0.4
199,265  Brixmor Property
Group, Inc.
5,738,832
0.8
4,193
(1)
CBRE Group, Inc.
- Class A
567,984
0.1
137,915  COPT Defense
Properties
4,220,199
0.6
137,092  Cousins Properties,
Inc.
3,094,166
0.4
31,089
CubeSmart
1,139,412
0.2
10,446  Digital Realty Trust,
Inc.
1,882,474
0.3
48,099
EPR Properties
2,403,026
0.3
78,336  First Industrial Realty
Trust, Inc.
4,531,738
0.6
19,323
(1)
Jones Lang LaSalle,
Inc.
5,880,375
0.8
31,012  Lamar Advertising Co.
- Class A
3,927,980
0.5
90,410  National Retail
Properties, Inc.
3,799,932
0.5
58,467  Omega Healthcare
Investors, Inc.
2,562,024
0.3
21,204  Regency Centers
Corp.
1,604,295
0.2
219,909  Sabra Health Care
REIT, Inc.
4,228,850
0.6
10,608  Simon Property Group,
Inc.
1,978,710
0.3
47,966
STAG Industrial, Inc.
1,729,654
0.2
5,335
WP Carey, Inc.
362,567
0.0
55,537,703
7.5
Utilities : 3.7%
22,433
Black Hills Corp.
1,557,075
0.2
30,935
Edison International
2,263,823
0.3
62,896
Essential Utilities, Inc.
2,532,822
0.3
51,945
National Fuel Gas Co.
4,880,752
0.7
14,746
NorthWestern Corp.
972,351
0.1
96,769
PG&E Corp.
1,700,231
0.2
78,041  Portland General
Electric Co.
4,118,224
0.6
17,077
Spire, Inc.
1,546,152
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Index Plus MidCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
13,157
(1)
Talen Energy Corp.
$ 4,200,109
0.6
98,173
UGI Corp.
3,575,461
0.5
27,347,000
3.7
Total Common Stock
(Cost $672,661,303)
728,224,523
97.9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.9%
Repurchase Agreements : 0.8%
1,778,862
(3)
Citadel Securities
LLC, Repurchase
Agreement dated
03/31/2026, 3.730%,
due 04/01/2026
(Repurchase
Amount $1,779,044,
collateralized
by various U.S.
Government
Securities, 0.000%-
5.375%, Market Value
plus accrued interest
$1,814,627, due
04/15/26-02/15/56)
1,778,862
0.2
808,007
(3)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2026, 3.670%,
due 04/01/2026
(Repurchase
Amount $808,088,
collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market
Value plus accrued
interest $824,167, due
05/12/27-02/20/66)
808,007
0.1
447,772
(3)
National Bank
Financial Inc.,
Repurchase
Agreement dated
03/31/2026, 3.710%,
due 04/01/2026
(Repurchase
Amount $447,818,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.625%, Market
Value plus accrued
interest $456,727, due
04/01/26)
447,772
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,672,131
(3)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase
Amount $1,672,299,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,705,574, due
05/05/26-01/15/66)
$ 1,672,131
0.2
1,616,315
(3)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/31/2026, 3.780%,
due 04/01/2026
(Repurchase
Amount $1,616,482,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$1,646,059, due
04/15/28-02/15/56)
1,616,315
0.2
Total Repurchase
Agreements
(Cost $6,323,087)
6,323,087
0.8
Time Deposits : 0.2%
170,000
(3)
Canadian Imperial
Bank of Commerce,
3.630
%,
04/01/2026 170,000
0.0
120,000
(3)
DZ Bank AG,
3.610
%,
04/01/2026 120,000
0.0
160,000
(3)
Landesbank
Hessen Thueringen
Girozentrale,
3.640
%,
04/01/2026 160,000
0.0
170,000
(3)
Mizuho Bank Ltd.,
3.640
%,
04/01/2026 170,000
0.1
170,000
(3)
Royal Bank of Canada,
3.700
%,
04/01/2026 170,000
0.1
160,000
(3)
Societe Generale S.A.,
3.620
%,
04/01/2026 160,000
0.0
170,000
(3)
Toronto-Dominion
Bank,
3.640
%,
04/01/2026 170,000
0.0
Total Time Deposits
(Cost $1,120,000)
1,120,000
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Index Plus MidCap Portfolio
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.9%
14,047,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.570%
(Cost $14,047,000) $ 14,047,000 1.9
Total Short-Term
Investments
(Cost $21,490,087)
$ 21,490,087
2.9
Total Investments in
Securities
(Cost $694,151,390) $ 749,714,610 100.8
Liabilities in Excess
of Other Assets (6,146,909) (0.8)
Net Assets $ 743,567,701 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of March 31, 2026.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Index Plus MidCap Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock* $ 728,224,523 $ — $ — $ 728,224,523
Short-Term Investments 14,047,000 7,443,087 — 21,490,087
Total Investments, at fair value $ 742,271,523 $ 7,443,087 $ — $ 749,714,610
Other Financial Instruments+
Futures 47,276 — — 47,276
Total Assets $ 742,318,799 $ 7,443,087 $ — $ 749,761,886
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2026, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P Mid 400 E-Mini Index 43 06/18/26 $ 14,604,950 $ 47,276
$ 14,604,950 $ 47,276
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 113,884,896
Gross Unrealized Depreciation (58,321,676)
Net Unrealized Appreciation $ 55,563,220